LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Beginning balance	R$ 72,899,882	R$ 63,684,326
Fundraising, net issuances	16,991,962	14,761,796
Interest accrued	3,207,278	3,286,254
Premium with early settlement	260,289	391,390
Monetary and exchange rate variation, net	4,847,320	13,365,471
Settlement of principal	(15,469,423)	(19,092,810)
Settlement of interest	(2,953,573)	(3,244,948)
Payment of premium with early settlements	(260,289)	(378,382)
Amortization of fundraising costs	103,246	87,959
Others	1,937	38,826
Ending balance	R$ 79,628,629	R$ 72,899,882